Notes payable	6 Months Ended
Jun. 30, 2024
Notes payable

10. Notes payable

As at June 30, 2024, the Company has total notes payable balance of $615,562 (December 31, 2023 - $300,549). During the six months ended June 30, 2024, the Company issued a note payable of $290,387 (AUD $440,000) to RH Capital Finance CO LLC, with an interest rate of 16.0% per annum and maturing in June 2024. During the six months ended June 30, 2024, the Company accrued interest of $24,626. The total balance including interest was received subsequent to June 30, 2024. This loan allows the Company to access liquidity with respect to the Australian tax rebate scheme structure. The remaining note payable balance of $300,549 was assumed on acquisition of Prismic and is due on demand.